Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net Cash Provided by (Used in) Operating Activities	¥ 55,186	$ 7,891	¥ (67,912)	¥ (438,145)
Cash flows from investing activities:
Loans made to intra-Group companies	(1,200)	(171)	(13,100)	(31,405)
Loans repaid by intra-Group companies	5,000	715	19,607	25,000
Net cash provided by/(used in) investing activities	(253,363)	(36,230)	(13,585)	125,573
Cash flows from financing activities:
Proceeds from long-term loans from NetEase Group	25,150	3,596	487,971	99,289
Repayment of long-term loans from NetEase Group			(214,038)
Repurchase of ADSs			(62,300)	(127,543)
Proceeds from issuance of ordinary shares pursuant to incentive plan	20,869	2,984	16,879	9,312
Net cash (used in)/provided by financing activities	45,638	6,526	228,512	(18,942)
Effect of exchange rate changes on cash and cash equivalents	(2,024)	(289)	(2,457)	1,961
Net (decrease)/increase in cash, cash equivalents and restricted cash	(154,563)	(22,102)	144,558	(329,553)
Cash, cash equivalents and restricted cash at the beginning of the year	599,489	85,726	454,931	784,484
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	444,926	63,624	599,489	454,931
Parent Company [Member]
Cash flows from operating activities:
Net Cash Provided by (Used in) Operating Activities	(33,431)	(4,781)	(36,424)	(50,269)
Cash flows from investing activities:
Loans made to intra-Group companies	(158,060)	(22,602)	(8,860)
Loans repaid by intra-Group companies	140,273	20,059	241,041	41,309
Net cash provided by/(used in) investing activities	(17,787)	(2,543)	232,181	41,309
Cash flows from financing activities:
Proceeds from long-term loans from NetEase Group	25,150	3,596	70,971	99,289
Repayment of long-term loans from NetEase Group			(214,038)
Repurchase of ADSs			(62,300)	(127,543)
Proceeds from issuance of ordinary shares pursuant to incentive plan	20,869	2,984	16,879	9,312
Net cash (used in)/provided by financing activities	46,019	6,580	(188,488)	(18,942)
Effect of exchange rate changes on cash and cash equivalents	(151)	(22)	107
Net (decrease)/increase in cash, cash equivalents and restricted cash	(5,350)	(766)	7,376	(27,902)
Cash, cash equivalents and restricted cash at the beginning of the year	9,892	1,415	2,516	30,418
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	¥ 4,542	$ 649	¥ 9,892	¥ 2,516